As filed with the Securities and Exchange Commission on March 13, 2020
Securities Act Registration No. 033-52154
Investment Company Act Registration No. 811-07168

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	56	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	57	[	X	]
(Check appropriate box or boxes.)

HENNESSY FUNDS TRUST
(Exact name of Registrant as Specified in Charter)
7250 Redwood Blvd.
Suite 200
Novato, CA 94945
(Address of Principal Executive Office) (Zip Code)
(800) 966-4354
Registrant’s Telephone Number, including Area Code:

Teresa M. Nilsen
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, CA 94945
(Name and Address of Agent for Service)
Copy to:

Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202
It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE: This Post-Effective Amendment (“PEA”) No. 56 to the Hennessy Funds Trust (“HFT”) Registration Statement on Form N-1A hereby incorporates Parts A, B, and C from the HFT PEA No. 55 on Form N-1A filed February 28, 2020. This PEA No. 56 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summaries provided in PEA No. 55 to the HFT Registration Statement

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 13th day of March, 2020.
HENNESSY FUNDS TRUST
(Registrant)

By:    /s/ Teresa M. Nilsen
Teresa M. Nilsen
Executive Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Trustee	March 13, 2020
Robert T. Doyle*	Trustee	*
J. Dennis DeSousa*	Trustee	*
Gerald P. Richardson*	Trustee	*
/s/ Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	March 13, 2020

*By: /s/ Teresa M. Nilsen
Teresa M. Nilsen
Attorney-in-fact
March 13, 2020

Signature Page

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

Exhibit-1